UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund

(exact name of Registrant as specified in charter)

280 Park Avenue

11th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

280 Park Avenue

11th Floor

New York, NY 10017

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

Statement of Investments
March 31, 2011 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 85.94%

Aerospace and Defense - 0.83%
Aeroflex, Inc., Senior Secured Tranche B-2 Term Loan, 4.813%, 08/15/2014	Ba3	$2,000,000	$1,994,290

Banking, Finance, and Real Estate (FIRE) - 1.96%
BNY Convergex, Senior Secured EZE Borrower Term Loan, 5.250%, 12/19/2016	B1	589,679	594,287
BNY Convergex, Senior Secured First Lien Term Loan, 5.250%, 12/19/2016	B1	1,405,321	1,416,304
Realogy Corp., Senior Secured Second Lien Term Facility Loan, 13.500%, 10/15/2017	B1	2,500,000	2,707,500

			4,718,091

Beverage, Food and Tobacco - 8.76%
Advance Pierre Foods, Senior Secured First Lien Term Loan, 7.000%, 09/30/2016	B1	2,992,481	3,010,720
Burger King Corp., Senior Secured Tranche B Term Loan, 4.500%, 10/19/2016	Ba3	2,345,000	2,345,809
Dunkin’ Brands, Inc., Senior Secured Term B-1 Loan, 4.250%, 11/23/2017	B2	3,491,250	3,517,068
Fairway Group ACP Co., Senior Secured Term Loan, 7.500%, 03/03/2017	B2	4,500,000	4,494,375
Green Mountain Coffee Roasters, Inc., Senior Secured Term B Facility Loan, 5.500%, 12/16/2016	Ba3	3,491,250	3,523,980
Michael Foods Group, Inc., Senior Secured Term B Facility Loan, 4.250%, 02/25/2018	B1	1,161,621	1,170,153
NBTY, Inc., Senior Secured Term B-1 Loan, 4.250%, 10/01/2017	Ba3	2,992,500	3,001,852

			21,063,957

Chemicals, Plastics and Rubber - 3.71%
Houghton International, Inc., Senior Secured Term B-1 Loan, 6.750%, 02/01/2016	B1	3,000,000	3,028,140
Ineos Holdings, Ltd., Senior Secured Term B-2 Facility Loan, 7.500%, 12/16/2013	B1	1,455,456	1,506,034

	Moody’s Rating	Principal Amount	Market Value

Chemicals, Plastics and Rubber (continued)
Ineos Holdings, Ltd., Senior Secured Term C-2 Facility Loan, 8.000%, 12/16/2014	B1	$1,544,544	$1,605,939
Styron S.A.R.L., Senior Secured Term Loan, 6.000%, 08/02/2017	B1	2,746,825	2,768,003

			8,908,116

Construction and Building - 2.63%
CPG International, Inc., Senior Secured First Lien Term Loan, 6.000%, 02/18/2017	B2	4,318,963	4,331,121
Summit Material, Senior Secured Term Loan, 6.500%, 12/31/2015	B2	1,995,000	1,991,259

			6,322,380

Consumer Goods - Non Durable - 6.04%
Acosta Sales and Marketing Co., Senior Secured Term B Loan, 4.750%, 03/01/2018	Ba3	3,463,415	3,476,714
Amscan Holdings, Inc., Senior Secured First Lien Term Loan, 6.750%, 12/02/2017	B2	2,992,481	3,015,404
Armored AutoGroup, Inc., Senior Secured Term B Loan, 6.000%, 03/17/2018	Ba3	6,000,000	6,022,500
Revlon Consumer Products Corp., Senior Secured Term Loan, 6.000%, 03/11/2015	Ba3	1,994,962	2,004,757

			14,519,375

Containers, Packaging and Glass - 1.92%
Reynolds Consumer Products, Inc., Senior Secured Incremental Tranche E Term Loan, 4.250%, 02/09/2018	Ba3	4,594,796	4,622,456

Energy - Electricity - 0.84%
NXP Funding LLC, Senior Secured Commitment Term Loan, L+3.250%, 03/07/2017(b)	B3	2,000,000	2,022,500

Energy, Oil and Gas - 3.58%
Brock Holdings III, Inc., Senior Secured First Lien Term Loan, 6.000%, 03/16/2017	B1	5,000,000	5,015,650
Brock Holdings III, Inc., Senior Secured Second Lien Term Loan, 10.000%, 03/16/2018	B1	2,076,923	2,139,231

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
IFM - Colonial Pipeline, Senior Secured Term Loan, 2.290%, 02/27/2012	Ba3	$1,439,980	$1,438,626

			8,593,507

Healthcare and Pharmaceuticals - 7.86%
Ardent Medical Services, Inc., Senior Secured Term Loan, 6.500%, 09/15/2015	B1	615,338	618,160
Hanger Orthopedic Group, Inc., Senior Secured Term C Loan, 4.000%, 12/01/2016	Ba3	1,495,696	1,502,471
HCR Healthcare LLC, Senior Secured Term B Loan, L+3.500%, 03/09/2018(b)	Ba3	3,171,806	3,126,211
IMS Health, Inc., Senior Secured Term B Loan, 4.500%, 08/26/2017	Ba3	2,030,778	2,045,460
InVentiv Health, Inc., Senior Secured Term B-1 Loan, 4.750%, 08/04/2016	Ba3	766,535	771,966
InVentiv Health, Inc., Senior Secured Term B-2 Loan, 1.625%, 08/04/2016	Ba3	1,536,913	1,547,802
MedAssets, Inc., Senior Secured Term Loan, 5.250%, 11/16/2016	Ba3	1,694,867	1,707,315
National Surgical Hospitals, Senior Secured Delayed Draw Term Loan, 0.750%, 02/03/2017	B2	445,545	443,874
National Surgical Hospitals, Senior Secured Term Loan, 8.250%, 02/03/2017	B2	2,554,455	2,544,876
Smile Brands Group, Inc., Senior Secured Term Loan, 7.001%, 12/21/2017	Ba3	2,711,849	2,722,873
Warner Chilcott PLC, Senior Secured Term B-1 Loan, L+3.250%, 03/15/2018(b)	Ba3	847,662	854,762
Warner Chilcott PLC, Senior Secured Term B-2 Loan, L+3.250%, 03/15/2018(b)	Ba3	423,831	427,381
Warner Chilcott PLC, Senior Secured Term B-3 Loan, L+3.250%, 03/15/2018(b)	Ba3	582,768	587,649

			18,900,800

High Tech Industries - 10.51%
Attachmate Corp., Senior Secured Second Lien Term Loan, L+8.000%, 02/25/2018(b)	Caa2	3,000,000	3,006,255

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Carestream Health, Inc., Senior Secured Term B Loan, 5.000%, 02/25/2017	B1	$5,000,000	$4,915,200
Datatel, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/20/2017	Ba3	1,542,526	1,547,662
Datatel, Inc., Senior Secured Second Lien Extended Term Loan, 8.750%, 02/19/2018	Ba3	2,260,870	2,294,794
Hyland Software, Inc., Senior Secured New Term Loan, 5.750%, 12/19/2016	B2	3,192,000	3,205,470
Kronos, Inc., Senior Secured Second Lien Term Loan, 6.057%, 06/11/2015	Ba3	3,000,000	2,988,750
Presidio, Inc., Senior Secured Term B-1 Loan, L+3.750%, 03/31/2017(b)	Ba3	7,333,333	7,296,667

			25,254,798

Hotels, Gaming and Leisure - 4.15%
CCM Merger, Senior Secured Term Loan, 7.000%, 03/01/2017	B3	3,000,000	3,043,125
Kasima LLC, Senior Secured Term B Loan, L+3.750%, 03/31/2017(b)	Baa1	4,897,959	4,904,082
Six Flags Premier Theme Parks, Senior Secured Term Loan, 5.250%, 06/30/2016	B1	2,000,000	2,021,750

			9,968,957

Media Advertising, Printing and Publishing - 2.02%
Getty Images, Inc., Senior Secured Term Loan, 5.250%, 11/07/2016	Ba2	1,994,987	2,013,511
Playboy Enterprises, Inc., Senior Secured Term B Loan, 8.250%, 03/06/2017	B2	2,860,465	2,827,098

			4,840,609

Media Broadcasting and Subscription - 3.34%
Knology, Inc., Senior Secured Term B Loan, 4.000%, 08/18/2017	B1	1,120,000	1,121,249
Production Resources Group LLC, Senior Secured Term B Loan, 5.750%, 08/17/2014	B2	2,133,792	2,076,895
Summit Entertainment LLC, Senior Secured Term Loan, 8.250%, 09/07/2016	B1	2,938,144	2,894,072

	Moody’s Rating	Principal Amount	Market Value

Media Broadcasting and Subscription (continued)
Univision Communications, Inc., Senior Secured Extended First Lien Term Loan, 4.496%, 03/31/2017	B2	$1,982,421	$1,938,193

			8,030,409

Metals and Mining - 2.75%
Fairmount Minerals, Ltd., Senior Secured Term Loan, L+4.000%, 03/15/2017(b)	B1	3,485,714	3,498,786
JMC Steel Group, Inc., Senior Secured Term Loan, 4.750%, 04/01/2017	B1	1,857,143	1,867,208
Walter Energy, Inc., Senior Secured Term B-1 Loan, L+3.000%, 03/04/2018(b)	B1	1,237,113	1,246,701

			6,612,695

Retail - 4.65%
General Nutrition Centers, Inc., Senior Secured Term Loan, 4.250%, 03/02/2018	B1	2,868,526	2,874,248
Neiman Marcus, Inc., Senior Secured Tranche B-2 Term Loan, 4.310%, 04/06/2016	B2	2,000,000	2,006,430
PETCO Animal Supplies, Inc., Senior Secured First Lien Term Loan, 4.500%, 11/24/2017	B2	716,850	720,040
Takko Holding GmbH, Senior Secured Term B Facility Loan, 6.500%, 02/08/2018	B2	1,400,000	1,989,775
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,578,208	1,579,755
Toys R Us, Senior Secured Term Loan, 6.000%, 09/01/2016	B1	1,994,987	2,010,199

			11,180,447

Services - Business - 5.69%
Advantage Sales and Marketing, Senior Secured First Lien Term Loan, 5.250%, 12/17/2017	B1	1,995,000	2,002,471
Clientlogic Corp., Senior Secured Term Loan, 5.803%, 01/30/2014	B1	3,210,533	3,189,664
Ikaria Acquisition, Inc., Senior Secured Term Loan, 7.000%, 05/14/2016	B1	4,000,000	3,892,000
Scitor Corp., Senior Secured Term Loan, 5.000%, 02/15/2017	B2	1,147,125	1,155,729

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
Sedgwick Holdings, Inc., Senior Secured Term B Loan, 5.000%, 12/31/2016	B2	$3,423,297	$3,431,821

			13,671,685

Services - Consumer - 1.24%
N.E.W. Customer Service Companies, Inc., Senior Secured Term Loan, 6.000%, 03/23/2016	Ba3	2,976,889	2,983,081

Telecommunications - 9.29%
Alaska Communications Systems Holdings, Inc., Senior Secured Term Loan, 5.500%, 10/21/2016	Ba3	2,992,500	3,002,779
Avaya, Inc., Senior Secured B-3 Extended Term Loan, 4.788%, 10/26/2017	B1	2,992,196	2,921,551
CommScope, Inc., Senior Secured Term Loan, 5.000%, 01/14/2018	Ba3	2,000,000	2,018,570
Fibertech Networks LLC, Senior Secured Term Loan, 6.750%, 11/30/2016	B2	1,923,750	1,938,178
Global Tel Link, Senior Secured First Lien Term Loan, 5.000%, 12/17/2016	B1	3,000,000	3,005,625
Sorenson Communications, Senior Secured Tranche C Term Loan, 6.000%, 08/16/2013	B1	2,989,975	2,858,431
Syniverse Holdings, Inc., Senior Secured Term Loan, 5.250%, 12/21/2017	B1	4,987,500	5,020,218
TowerCo Finance LLC, Senior Secured Term B-1 Loan, 5.250%, 02/02/2017	Ba3	1,560,000	1,571,700

			22,337,052

Transportation - Cargo - 1.08%
Nexeo Solutions LLC, Senior Secured Term Loan, 5.000%, 09/08/2017	B1	666,667	668,333
Swift Trans Co., Senior Secured Term Loan, 6.000%, 12/21/2016	B1	1,918,281	1,932,371

			2,600,704

Transportation - Consumer - 1.24%
Hertz Corp., Senior Secured Term Loan, 3.750%, 03/04/2018	Ba1	1,000,000	983,330

	Moody’s Rating	Principal Amount	Market Value

Transportation - Consumer (continued)
3.750%, 03/11/2018	Ba1	$2,000,000	$2,005,530

			2,988,860

Utilities - Electric - 0.70%
TXU Corp., Senior Secured Tranche B-3 Term Loan, 3.759%, 10/10/2014	B2	1,994,832	1,679,818

Wholesale - 1.15%
CDW Corp., Senior Secured Extended Term Loan, 5.006%, 07/17/2017	B2	2,763,229	2,758,918

TOTAL FLOATING RATE LOAN INTERESTS (Cost $206,412,038)			206,573,505

CORPORATE BONDS - 13.53%

Banking, Finance, and Real Estate (FIRE) - 0.83%
Realogy Corp., 7.875%, 02/15/2019(c)	Caa1	2,000,000	1,995,000

Beverage, Food and Tobacco - 1.20%
Blue Merger Sub, Inc., 7.625%, 01/15/2019(c)	B3	2,330,000	2,373,688
HOA Restaurant Group LLC, 11.250%, 04/01/2017(c)	B3	500,000	512,500

			2,886,188

Capital Equipment - 0.43%
RSC Equipment Rental, Inc., 8.250%, 02/01/2021(c)	Caa1	1,000,000	1,045,000

Chemicals, Plastics and Rubber - 0.43%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	1,000,000	1,045,000

Consumer Goods - Durable - 0.82%
Eastman Kodak Co., 10.625%, 03/15/2019(c)	Ba3	1,250,000	1,262,500
Reynolds Group Issuer, Inc., 8.250%, 02/15/2021(c)	Caa1	700,000	696,500

			1,959,000

Energy - Electricity - 0.51%
MEMC Electronic Materials, Inc., 7.750%, 04/01/2019(c)	B1	1,200,000	1,234,500

	Moody’sRating	Principal Amount	Market Value

Energy, Oil and Gas - 0.49%
United Refining Co., 10.500%, 02/28/2018(c)	B3	$1,185,000	$1,180,556

Healthcare and Pharmaceuticals - 0.87%
STHI Holding Corp., 8.000%, 03/15/2018(c)	B2	2,000,000	2,080,000

High Tech Industries - 1.03%
Allen Systems Group, Inc., 10.500%, 11/15/2016(c)	Ba2	2,000,000	2,040,000
Avaya, Inc., 7.000%, 04/01/2019(c)	B1	450,000	441,000

			2,481,000

Hotels, Gaming and Leisure - 1.02%
Caesars Entertainment Operating Co., Inc. (aka Harrah’s Operating Co., Inc.), 10.000%, 12/15/2018	Caa2	2,000,000	1,835,000
Palace Entertainment Holdings LLC, 8.875%, 04/15/2017(c)	B2	600,000	616,500

			2,451,500

Media Advertising, Printing and Publishing - 1.27%
Cambium Learning Group, Inc., 9.750%, 02/15/2017(c)	B2	3,000,000	3,052,500

Media Broadcasting and Subscription - 0.45%
Mediacom LLC, 9.125%, 08/15/2019	B3	1,000,000	1,075,000

Retail - 1.15%
Chinos Acquisition Corp., 8.125%, 03/01/2019(c)	Caa1	2,800,000	2,761,500

Telecommunications - 3.03%
Cequel Communications LLC, 8.625%, 11/15/2017(c)	B3	2,000,000	2,095,000
Cincinnati Bell, Inc., 8.375%, 10/15/2020	B2	2,000,000	1,970,000
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	B2	3,000,000	3,225,000

			7,290,000

TOTAL CORPORATE BONDS (Cost $32,245,711)			32,536,744

Moody’s Rating	Principal Amount	Market Value

SHORT TERM INVESTMENTS(d) - 18.70%

Fidelity Institutional Prime (0.218% 7-Day Yield)	25,008,545	$25,008,545
JPMorgan Prime (0.126% 7-Day Yield)	19,932,045	19,932,045

		44,940,590

TOTAL SHORT TERM INVESTMENTS (Cost $44,940,590)		44,940,590

Total Investments - 118.17% (Cost $283,598,339)		284,050,839

Liabilities in Excess of Other Assets(d) - (18.17)%		(43,673,949)

Net Assets - 100.00%		$240,376,891

Amounts above are shown as a percentage of net assets as of March 31, 2011.

(a)	The interest rate shown represents the rate at period end.
(b)

All or a portion of this position has not settled as of March 31, 2011. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $23,386,744, which represents approximately 9.73% of net assets as of March 31, 2011.

(d)

Liabilities in Excess of Other Assets represents amounts owed for loans purchased but not yet settled. Short Term Investments less Liabilities in Excess of Other Assets, as of March 31, 2011, equaled $1,266,641 or 0.5% of net assets.

See Notes to Quarterly Statement of Investments.

Blackstone / GSO Long-Short Credit Income Fund

March 31, 2011 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 22, 2010 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. The Fund commenced operations on January 27, 2011. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the Fund’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

The Fund’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (“Secured Loans”) and high-yield corporate debt securities of varying maturities. The loans and fixed-income instruments that the Fund invests in long positions in will typically be rated below investment grade at the time of purchase. The Fund’s long positions, either directly or through the use of derivatives, may total up to 130% of the Fund’s net assets. The Fund’s short positions, either directly or through the use of derivatives, may total up to 30% of the Fund’s net assets.

The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: Net asset value per common share (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

The Fund values its investments primarily by using the mid-price of market quotations from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider values Secured Loans by taking the mean of the bid prices from one or more brokers. Corporate bonds, other than short-term investments, are valued at the price provided by an independent pricing service. The prices provided by the independent service are based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests	$-	$206,573,505	$-	$206,573,505
Corporate Bonds	-	32,536,744	-	32,536,744
Money Market Mutual Funds	44,940,590	-	-	44,940,590
Total	$44,940,590	$239,110,249	$-	$284,050,839

All securities of the Fund were valued using Level 1 or 2 inputs during the period ended March 31, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for the Fund.

There were no significant transfers in or out of Levels 1 and 2 during the current period presented.

^For detailed descriptions of classifications, see the accompanying Statement of Investments.

NOTE 3. SECURED LOANS

The Fund will invest at least 70% of its Managed Assets (as defined below) in Secured Loans. Secured Loans will be made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

Secured Loans typically have rates of interest which are determined daily, monthly, quarterly or semi- annually by reference to a base lending rate, plus a premium or credit spread. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Secured Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Secured Loans should decrease. Longer interest rate reset periods generally increase fluctuations in the Fund’s net asset value as a result of changes in market interest rates. These base lending rates are primarily London Interbank Offered Rate (LIBOR) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.

Secured Loans hold senior positions in the capital structure of the Borrower, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Secured Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Secured Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Secured Loans may not be rated by a rating agency. The amount of public information available with respect to Secured Loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. To the extent that they are rated by a rating agency, many of the Secured Loans in which the Fund will invest will have been assigned below investment grade ratings by independent rating agencies. In the event Secured Loans are not rated, they are likely to be the equivalent of below investment grade quality.

No active trading market may exist for some Secured Loans, and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Fund’s net asset value. In addition, the Fund may not be able to readily dispose of its Secured Loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Secured Loans, the Fund’s yield may be lower.

The Fund may purchase Secured Loans on a direct assignment basis. If the Fund purchases a Secured Loan on direct assignment, it typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement with the same rights and obligations as the assigning lender. Investments in Secured Loans on a direct assignment basis may involve additional risks to the Fund.

The Fund may also purchase, without limitation, participations in Secured Loans, but does not plan to do so extensively. The participation by the Fund in a lender’s portion of a Secured Loan typically will result in the Fund having a contractual relationship only with such lender, not with the Borrower.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On March 31, 2011, based on cost of $283,600,839 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,389,612 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $939,612, resulting in net unrealized appreciation of $450,000.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 27, 2011

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 27, 2011